Unaudited Consolidated Balance Sheets (Parenthetical) - $ / shares	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023
Statement of Financial Position [Abstract]
Common stock, par value per share (in USD per share)	$ 1	$ 1
Common stock, shares authorized (in shares)	140,010,000	140,010,000
Common stock, shares issued (in shares)	43,900,000	43,900,000	40,782,857
Common stock, shares outstanding (in shares)	43,900,000	43,900,000